Consolidated Portfolio of Investments

June 30, 2022 (unaudited)

abrdn Global Infrastructure Income Fund

	Shares or Principal Amount	Value
LONG-TERM INVESTMENTS (99.6%)
COMMON STOCKS (85.4%)
ARGENTINA (1.7%)
Industrials (1.0%)
Corp. America Airports SA(a)	339,800	$1,896,084

Materials (0.7%)
Loma Negra Cia Industrial Argentina SA, ADR	251,200	1,276,096
		3,172,180
BRAZIL (5.2%)
Industrials (4.2%)
CCR SA	2,003,400	4,796,569
Rumo SA	969,000	2,956,927
		7,753,496
Utilities (1.0%)
Omega Energia SA(a)	750,905	1,721,782
		9,475,278
CANADA (4.9%)
Energy (2.6%)
Enbridge, Inc.	114,400	4,831,249

Industrials (2.3%)
Canadian Pacific Railway Ltd.	59,425	4,150,242
		8,981,491
CHINA (2.3%)
Industrials (1.8%)
COSCO SHIPPING Ports Ltd.	2,314,100	1,636,507
Zhejiang Expressway Co. Ltd., Class H	1,810,000	1,668,297
		3,304,804
Information Technology (0.5%)
GDS Holdings Ltd., ADR(a)	27,400	914,886
		4,219,690
FRANCE (9.0%)
Industrials (5.2%)
Eiffage SA	37,900	3,428,434
Getlink SE	116,300	2,062,618
Vinci SA	45,300	4,066,192
		9,557,244
Utilities (3.8%)
Engie SA	316,100	3,660,110

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

June 30, 2022 (unaudited)

abrdn Global Infrastructure Income Fund

Veolia Environnement SA	136,100	$3,336,259
		6,996,369
		16,553,613
GERMANY (3.6%)
Communication Services (1.1%)
Vantage Towers AG	74,565	2,086,345

Utilities (2.5%)
RWE AG	123,100	4,552,982
		6,639,327
INDIA (0.7%)
Utilities (0.7%)
Azure Power Global Ltd.(a)	110,722	1,262,231

INDONESIA (1.2%)
Communication Services (1.2%)
Sarana Menara Nusantara Tbk PT	30,020,600	2,217,897

ITALY (4.2%)
Communication Services (1.2%)
Infrastrutture Wireless Italiane SpA(b)	222,500	2,262,000

Materials (1.0%)
Buzzi Unicem SpA	106,700	1,751,418

Utilities (2.0%)
Enel SpA	659,100	3,614,649
		7,628,067
JAPAN (0.7%)
Industrials (0.7%)
East Japan Railway Co.	24,400	1,248,039

LUXEMBOURG (2.0%)
Communication Services (2.0%)
Millicom International Cellular SA(a)	100,300	1,437,469
SES SA, Class A	245,000	2,144,501
		3,581,970
MALAYSIA (1.5%)
Industrials (1.5%)
Malaysia Airports Holdings Bhd(a)	1,801,200	2,696,563

MEXICO (1.3%)
Industrials (1.3%)
Promotora y Operadora de Infraestructura SAB de CV	332,000	2,441,111

NORWAY (1.0%)
Communication Services (1.0%)
Telenor ASA	142,400	1,902,922

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

June 30, 2022 (unaudited)

abrdn Global Infrastructure Income Fund

PHILIPPINES (1.8%)
Industrials (1.8%)
International Container Terminal Services, Inc.	975,500	$3,266,186

SPAIN (9.0%)
Communication Services (2.6%)
Cellnex Telecom SA(b)	120,700	4,697,422

Industrials (4.3%)
Aena SME SA(a)(b)	23,500	2,998,622
Ferrovial SA	195,561	4,975,806
		7,974,428
Utilities (2.1%)
EDP Renovaveis SA	160,500	3,791,425
		16,463,275
UNITED KINGDOM (5.8%)
Communication Services (2.7%)
Helios Towers PLC(a)	1,797,800	2,656,743
Vodafone Group PLC, ADR	151,000	2,352,580
		5,009,323
Industrials (1.0%)
National Express Group PLC(a)	724,878	1,721,249

Utilities (2.1%)
National Grid PLC, ADR	32,400	2,095,956
SSE PLC	92,200	1,819,597
		3,915,553
		10,646,125
UNITED STATES (29.5%)
Communication Services (1.6%)
DISH Network Corp., Class A(a)	55,000	986,150
Verizon Communications, Inc.	38,200	1,938,650
		2,924,800
Consumer Discretionary (0.3%)
TravelCenters of America, Inc.(a)	18,500	637,695

Energy (5.0%)
Kinder Morgan, Inc.	280,000	4,692,800
Williams Cos., Inc. (The)	141,200	4,406,852
		9,099,652
Industrials (4.9%)
CoreCivic, Inc., REIT(a)	97,000	1,077,670
Dycom Industries, Inc.(a)	21,200	1,972,448
GEO Group, Inc. (The), REIT(a)	58,400	385,440
Norfolk Southern Corp.	11,500	2,613,835
Union Pacific Corp.	14,100	3,007,248
		9,056,641
Real Estate (4.2%)
American Tower Corp., REIT	15,600	3,987,204

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (continued)

June 30, 2022 (unaudited)

abrdn Global Infrastructure Income Fund

Crown Castle International Corp., REIT	21,800	$3,670,684
		7,657,888
Utilities (13.5%)
American Electric Power Co., Inc.	32,800	3,146,832
CenterPoint Energy, Inc.	119,100	3,522,978
Clearway Energy, Inc., Class C	62,800	2,187,952
CMS Energy Corp.	49,400	3,334,500
FirstEnergy Corp.	88,100	3,382,159
NextEra Energy Partners LP	30,800	2,284,128
NextEra Energy, Inc.	57,700	4,469,442
Vistra Corp.	110,200	2,518,070
		24,846,061
		54,222,737
Total Common Stocks		156,618,702
PRIVATE CREDIT (2.9%)(a)(c)(d)
OYA Solar CDG LLC (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(e)(f)	—	5,379,925

PRIVATE EQUITY (11.3%)(a)(c)(d)
Arroyo Trinity Direct Investment I, L.P. (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(e)(f)	—	2,527,781
BT Co-Invest Fund, L.P. (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(e)(f)	—	3,321,602
CAI Co-Invest LP (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(e)(f)	—	1,148,037
Cresta BBR Co-Invest BL LLC(e)(g)	—	3,744,038
Cresta Highline Co-Invest Fund I (through Aberdeen Standard Global Infrastructure Fund BL, LLC)(e)(f)	—	5,001,616
NOVA-telMAX HoldCo LLC(e)	—	5,055,068
Total Private Equity		20,798,142
SHORT-TERM INVESTMENT—0.6%
UNITED STATES (0.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.43%(h)	1,016,717	1,016,717
Total Short-Term Investment		1,016,717
Total Investments (Cost $179,793,762) —100.2%		183,813,486
Liabilities in Excess of Other Assets—(0.2)%		(320,746)
Net Assets—100.0%		$183,492,740

(a)	Non-income producing security.
(b)	Denotes a security issued under Regulation S or Rule 144A.
(c)	Restricted security, not readily marketable.
(d)	Illiquid security.
(e)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund's Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange trade price. See Note (a) of the accompanying Notes to Consolidated Portfolio of Investments.
(f)	Aberdeen Standard Global Infrastructure Income Fund BL, LLC invests 100% of its capital in Arroyo Trinity Direct Investment I, BT Co-Invest Fund, L.P., Climate Adaptive Infrastructure (CAI) Co-Invest Fund LP, Cresta Highline Co-Invest, L.P. and OYA Solar CDG LLC Fund in which the Fund's percent of ownership is approximately 2%, 9%, 8%, 32% and 14%, respectively.
(g)	Cresta Blocker invests 100% of its capital in Cresta Fund LP, in which the Fund's percent of ownership is approximately 18%.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of June 30, 2022.

See accompanying Notes to Portfolio of Investments.

Consolidated Portfolio of Investments (concluded)

June 30, 2022 (unaudited)

abrdn Global Infrastructure Income Fund

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio of Investments.

Notes to Consolidated Portfolio of Investments

June 30, 2022 (unaudited)

abrdn Global Infrastructure Income Fund

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, as amended, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

abrdn Global Infrastructure Income Fund

Notes to Portfolio of Investments (unaudited) (concluded)

June 30, 2022

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Fund invests in infrastructure investments through private investment funds, which represented 14.2% of the net assets of the Fund as of June 30, 2022. With the exception of OYA Solar CDG LLC, The Fund follows the guidance issued in ASU 2015-07 Topic 820, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), and values private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Fund determined that the use of the practical expedient was appropriate as the investments in private investment companies did not have readily determinable fair values. The Fund applies the practical expedient to private investment companies on an investment-byinvestment basis, and consistently with the Fund’s entire position in a particular investment, unless it is probable that the fund will sell a portion of an investment at an amount different from the NAV of the investment. In such cases the Fund may make adjustments to the NAV reported by the private investment company based on market or economic changes, which can include market fluctuations or other economic conditions for which it may be necessary to adjusted a reported NAV. In addition, the impact of changes in the market environment and other events on the fair values of the Fund’s investments that have no readily available market values may differ from the impact of such changes on the readily available market values for the Fund’s other investments. The Fund’s net asset value could be adversely affected if the Fund’s determinations regarding the fair value of the Fund’s investments were materially higher or lower than the values that the Fund ultimately realizes upon the disposal of such investments.

abrdn Global Infrastructure Income Fund